Derivative warrant liabilities - Bought deal narrative (Details) - USD ($)		12 Months Ended
	Dec. 28, 2016	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Proceeds from exercise of derivative warrants		$ 6,989,000	$ 0
Bought Deal Public Offering
Disclosure of classes of share capital [line items]
Derivative warrant liabilities	$ 7,223,000
Common units | Bought Deal Public Offering
Disclosure of classes of share capital [line items]
Net proceeds from commons shared issued	$ 28,750,000
Number of units issued	12,778,000
Share issuance, price per share (in dollars per share)	$ 2.25
Common shares | Common units | Bought Deal Public Offering
Disclosure of classes of share capital [line items]
Private placement, number of shares per Unit	1
Warrants | Bought Deal Public Offering
Disclosure of classes of share capital [line items]
Exercise price, price per unit (in dollars per share)		3.00
Proceeds from exercise of derivative warrants		5,496,000
Fair value of warrants on exercise dates		27,780,000
Increase (decrease) through exercise of share purchase warrants		27,598,000
Gains (losses) recognised in profit or loss, fair value measurement, liabilities		182,000
Derivative warrant liabilities (note 10)		29,353,000	15,475,000
Revaluation of derivative warrant liability		41,476,000	$ 6,527,000
Sensitivity analysis for types of market risk, effect would increase fair value of derivative warrant liability		3,433,000
Sensitivity analysis for types of market risk, effect would decrease fair value of derivative warrant liability		(3,433,000)
Warrants | Common units | Bought Deal Public Offering
Disclosure of classes of share capital [line items]
Private placement, number of shares per Unit	0.50
Warrant exercise period	5 years
Exercise price, price per unit (in dollars per share)	$ 3.00
Other income (expense) | Bought Deal Public Offering
Disclosure of classes of share capital [line items]
Share issue related cost		$ 655,000